Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net loss	$ (2,057)	$ (7,651)	$ (31,461)
Adjustments for non-cash items:
Deferred income tax recovery (expense)	(412)	1,569	960
Depreciation and depletion	2,116	1,917	3,723
Inventory net realizable value adjustment	0	0	387
Accretion of reclamation provision	47	99	104
Unrealized loss on investments	423	124	(1,282)
Unrealized foreign exchange loss	(265)	(588)	1,461
Unwinding of fair value adjustment on term facility	(13)	(51)	(170)
Fair value adjustment on warrant liability	(1,581)	650	(520)
Realized loss on warrants exercised	1,106	2,733	2,708
Loss from discontinued operations and on disposal	0	(169)	(29,126)
Share-based payments	1,469	1,857	937
Cash Flows From Used In Operations Before Changes In Working Capital	1,657	(2,479)	1,345
Net change in non-cash working capital items	(1,548)	2,551	4,162
Cash Flow from used in operation	109	72	5,507
Financing Activities
Shares and units issued for cash, net of issuance costs	18,098	4,685	7,283
Proceeds from option exercise	238	29	0
Proceeds from warrant exercise	805	3,679	0
Term facility payments	(2,500)	(3,333)	(833)
Finance lease payments	(477)	(640)	(956)
Equipment loan payments	(72)	(217)	(524)
Net Cash used in financing Activities	16,092	4,203	4,970
Investing Activities
Exploration and evaluation expenditures	(1,294)	(231)	(5,273)
Additions to plant, equipment and mining properties	(1,913)	(2,014)	(3,276)
Proceeds from sale of long-term investments	0	78	23
Cash proceeds from sale of discontinued operations	0	0	6,599
Cash disposed of in discontinued operations	0	0	(1,459)
Redemption of reclamation bonds	0	0	102
Net Cash used in investing Activities	(3,207)	(2,167)	(3,734)
Change in cash	12,994	2,108	6,743
Effect of exchange rate changes on cash	58	(20)	(370)
Cash, Beginning	11,713	9,625	3,252
Cash, Ending	$ 24,765	$ 11,713	$ 9,625